Income Taxes - Reconciliation of the provision for income taxes to the amount computed at the federal statutory rate (Parenthetical) (Detail)		3 Months Ended	12 Months Ended
	Oct. 03, 2020	Jan. 02, 2021	Oct. 03, 2020
Effective income tax rate reconciliation percentage	36.40%	32.10%	4.30%
Effective income tax rate reconcilation deferred tax assets valuation allowance			(18.60%)
Percentage of adjusted taxable income eligible to be carried forward for interest deduction			30.00%
Coronavirus Aid Relief And Economic Security Act
Percentage of adjusted taxable income eligible to be carried forward for interest deduction			50.00%